Intangible assets, net - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
Amortization expenses	¥ 7,037	¥ 7,555	¥ 8,856
Impairment Charges	¥ 0	¥ 0	¥ 0